Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 6, 2021
TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(VARIABLE PORTFOLIOS)
DATED APRIL 30, 2021
Effective July 28, 2021 the portfolio allocation tables for the Timothy Plan Strategic Growth Portfolio Variable Series and the Timothy Plan Conservative Growth Portfolio
Variable

Series have been amended. Accordingly, the Variable Portfolio Series Prospectus for the Timothy Plan Family of Funds, dated April 30, 2021, is amended as follows:
On page 2 of the Prospectus:
STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES
Under the Section entitled “Principal Investment Strategies”, the table describing investment ranges in the various Timothy Plan Funds is deleted and replaced with the following:

Affiliated Timothy Plan Funds	% Range of Net Assets Allowed to be Invested in Affiliated Timothy Plan Funds
Large/Mid Cap Growth Fund	0 - 20%
Large/Mid Cap Value Fund	0 - 20%
Small Cap Value Fund	0 - 10%
Aggressive Growth Fund	0 - 10%
International Fund	0 - 20%
High Yield Bond Fund	5 - 15%
Defensive Strategies Fund	5 - 30%
Israel Common Values Fund	0 - 10%
Fixed Income Fund	0 - 20%
US Large/Mid Cap Core ETF	0 - 40%
US High Dividend Stock ETF	0 - 20%
International ETF	0 - 30%
High Small Cap Core ETF	0 - 20%
US Large/Mid Cap Core Enhanced ETF	0 - 40%
High Dividend Stock Enhanced ETF	0 - 20%
On page 8 of the Prospectus:
CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES
Under the Section entitled “Principal Investment Strategies”, the table describing investment ranges in the various Timothy Plan Funds is deleted and replaced with the following:

Affiliated Timothy Plan Funds	% Range of Net Assets Allowed to be Invested in Affiliated Timothy Plan Funds
Large/Mid Cap Growth Fund	0 - 15%
Large/Mid Cap Value Fund	0 - 15%
Small Cap Value Fund	0 - 10%
Aggressive Growth Fund	0 - 5%
International Fund	0 - 20%
High Yield Bond Fund	5 - 15%
Defensive Strategies Fund	5 - 30%
Israel Common Values Fund	0 - 10%
Fixed Income Fund	20 - 40%
US Large/Mid Cap Core ETF	0 - 30%
US High Dividend Stock ETF	0 - 25%
International ETF	0 - 25%
High Small Cap Core ETF	0 - 15%
US Large/Mid Cap Core Enhanced ETF	0 - 30%
High Dividend Stock Enhanced ETF	0 - 25%
ALL PORTIONS OF THE PROSPECTUS NOT CHANGED BY THIS SUPPLEMENT OR OTHER SUPPLEMENTS SHALL REMAIN IN FULL FORCE AND EFFECT

Timothy Strategic Variable
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 6, 2021
TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(VARIABLE PORTFOLIOS)
DATED APRIL 30, 2021
Effective July 28, 2021 the portfolio allocation tables for the Timothy Plan Strategic Growth Portfolio Variable Series and the Timothy Plan Conservative Growth Portfolio
Variable

Series have been amended. Accordingly, the Variable Portfolio Series Prospectus for the Timothy Plan Family of Funds, dated April 30, 2021, is amended as follows:
On page 2 of the Prospectus:
STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES
Under the Section entitled “Principal Investment Strategies”, the table describing investment ranges in the various Timothy Plan Funds is deleted and replaced with the following:

Affiliated Timothy Plan Funds	% Range of Net Assets Allowed to be Invested in Affiliated Timothy Plan Funds
Large/Mid Cap Growth Fund	0 - 20%
Large/Mid Cap Value Fund	0 - 20%
Small Cap Value Fund	0 - 10%
Aggressive Growth Fund	0 - 10%
International Fund	0 - 20%
High Yield Bond Fund	5 - 15%
Defensive Strategies Fund	5 - 30%
Israel Common Values Fund	0 - 10%
Fixed Income Fund	0 - 20%
US Large/Mid Cap Core ETF	0 - 40%
US High Dividend Stock ETF	0 - 20%
International ETF	0 - 30%
High Small Cap Core ETF	0 - 20%
US Large/Mid Cap Core Enhanced ETF	0 - 40%
High Dividend Stock Enhanced ETF	0 - 20%

Timothy Conservative Variable
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 6, 2021
TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(VARIABLE PORTFOLIOS)
DATED APRIL 30, 2021
Effective July 28, 2021 the portfolio allocation tables for the Timothy Plan Strategic Growth Portfolio Variable Series and the Timothy Plan Conservative Growth Portfolio
Variable

Series have been amended. Accordingly, the Variable Portfolio Series Prospectus for the Timothy Plan Family of Funds, dated April 30, 2021, is amended as follows:
On page 8 of the Prospectus:
CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES
Under the Section entitled “Principal Investment Strategies”, the table describing investment ranges in the various Timothy Plan Funds is deleted and replaced with the following:

Affiliated Timothy Plan Funds	% Range of Net Assets Allowed to be Invested in Affiliated Timothy Plan Funds
Large/Mid Cap Growth Fund	0 - 15%
Large/Mid Cap Value Fund	0 - 15%
Small Cap Value Fund	0 - 10%
Aggressive Growth Fund	0 - 5%
International Fund	0 - 20%
High Yield Bond Fund	5 - 15%
Defensive Strategies Fund	5 - 30%
Israel Common Values Fund	0 - 10%
Fixed Income Fund	20 - 40%
US Large/Mid Cap Core ETF	0 - 30%
US High Dividend Stock ETF	0 - 25%
International ETF	0 - 25%
High Small Cap Core ETF	0 - 15%
US Large/Mid Cap Core Enhanced ETF	0 - 30%
High Dividend Stock Enhanced ETF	0 - 25%